Investment Securities [Text Block]	6 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Investment Securities [Text Block]

3.    INVESTMENT SECURITIES

The following tables present the amortized cost, gross unrealized gains and losses, and fair value of Available-for-sale securities and Held-to-maturity securities at March 31, 2015 and September 30, 2015:

At March 31, 2015:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥35,079,893	¥327,023		¥1,284		¥35,405,632
Japanese prefectural and municipal bonds	186,872	7,610		67		194,415
Foreign governments and official institutions bonds	1,661,286	23,590		2,372		1,682,504
Corporate bonds	1,226,314	30,438		1,128		1,255,624
Residential mortgage-backed securities	942,256	640		11,168		931,728
Commercial mortgage-backed securities	207,534	1,848		1,800		207,582
Asset-backed securities	1,255,920	559		10,439		1,246,040
Other debt securities(1)	179,915	5,537		3,149		182,303
Marketable equity securities	2,568,291	3,823,020		6,735		6,384,576

Total	¥43,308,281	¥4,220,265		¥38,142		¥47,490,404

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,126,212	¥16,091		¥1,535		¥1,140,768
Foreign governments and official institutions bonds	77,487	1,556		—		79,043
Corporate bonds	300	—		—		300
Residential mortgage-backed securities	716,296	9,206	(2)	649	(3)	724,853
Commercial mortgage-backed securities	209,517	6,438		778	(3)	215,177
Asset-backed securities	2,000,639	25,746		2,387		2,023,998

Total	¥4,130,451	¥59,037		¥5,349		¥4,184,139

Notes:	(1)	Other debt securities in the table above include ¥182,303 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated other comprehensive income (loss) (“Accumulated OCI”) in the accompanying consolidated balance sheets were ¥320 million at March 31, 2015 and are not included in the table above.
	(3)	MUFG Americas Holdings Corporation (“MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,545 million and ¥9,909 million, respectively, at March 31, 2015 and are not included in the table above.

At September 30, 2015:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥30,187,524	¥306,641		¥690		¥30,493,475
Japanese prefectural and municipal bonds	190,660	6,879		50		197,489
Foreign governments and official institutions bonds	1,866,095	24,462		1,481		1,889,076
Corporate bonds	1,098,517	28,000		571		1,125,946
Residential mortgage-backed securities	955,701	487		10,054		946,134
Commercial mortgage-backed securities	203,772	1,348		2,016		203,104
Asset-backed securities	1,425,804	2,297		11,085		1,417,016
Other debt securities(1)	176,524	4,836		2,414		178,946
Marketable equity securities	2,589,119	3,282,102		47,752		5,823,469

Total	¥38,693,716	¥3,657,052		¥76,113		¥42,274,655

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,101,171	¥22,974		¥—		¥1,124,145
Foreign governments and official institutions bonds	166,697	1,899		616		167,980
Corporate bonds	250	—		—		250
Residential mortgage-backed securities	854,004	8,850	(2)	2,664	(3)	860,190
Commercial mortgage-backed securities	207,877	6,529		435	(3)	213,971
Asset-backed securities	1,668,299	14,062		3,870		1,678,491

Total	¥3,998,298	¥54,314		¥7,585		¥4,045,027

Notes:	(1)	Other debt securities in the table above include ¥176,940 million of private placement debt conduit bonds.
	(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥277 million at September 30, 2015 and are not included in the table above.
	(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥7,015 million and ¥9,482 million, respectively, at September 30, 2015 and are not included in the table above.

Other Securities

Investment securities other than Available-for-sale securities or Held-to-maturity securities (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥564,582 million and ¥542,438 million, at March 31, 2015 and September 30, 2015, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and broker-dealers and carried at fair value of ¥22,537 million and ¥24,373 million at March 31, 2015 and September 30, 2015, respectively. See Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥152,350 million and ¥111,437 million at March 31, 2015 and September 30, 2015, respectively, the MUFG Group estimated a fair value using commonly accepted valuation techniques to determine whether the investments were impaired in each reporting period. See Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other-than-temporary.

With respect to cost-method investments of ¥412,232 million and ¥431,001 million at March 31, 2015 and September 30, 2015, respectively, the MUFG Group performed a test to determine whether any impairment indicators existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs an evaluation of whether the impairment is other-than-temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share of an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of cost-method investments, which had aggregated costs of ¥409,892 million and ¥429,728 million at March 31, 2015 and September 30, 2015, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedures described above, the MUFG Group recognized other-than-temporary impairment losses on the cost-method investments of ¥1,716 million and ¥424 million for the six months ended September 30, 2014 and 2015, respectively. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Contractual Maturities

The amortized cost and fair values of Held-to-maturity debt securities and the fair values of Available-for-sale debt securities at September 30, 2015 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥228	¥228	¥12,545,849
Due from one year to five years	110,726	113,941	13,409,395
Due from five years to ten years	2,506,541	2,543,193	5,566,108
Due after ten years	1,380,803	1,387,665	4,929,834

Total	¥3,998,298	¥4,045,027	¥36,451,186

Realized Gains and Losses

For the six months ended September 30, 2014 and 2015, gross realized gains on sales of Available-for-sale securities were ¥69,706 million and ¥147,560 million, respectively, and gross realized losses on sales of Available-for-sale securities were ¥12,429 million and ¥26,068 million, respectively.

Other-than-temporary Impairments of Investment Securities

For the six months ended September 30, 2014 and 2015, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥3,184 million and ¥4,919 million, respectively, which were included in Investment securities gains—net in the accompanying condensed consolidated statements of income. The losses of ¥3,184 million for the six months ended September 30, 2014 included losses of ¥1,023 million from Available-for-sale debt securities which mainly comprised of corporate bonds, and ¥1,716 million from nonmarketable equity securities. The losses of ¥4,919 million for the six months ended September 30, 2015 included losses of ¥3,272 million from marketable equity securities and ¥1,223 million from debt securities which mainly comprised of corporate bonds, classified as Available-for-sale securities.

Gross Unrealized Losses and Fair Value

The following tables show the gross unrealized losses and fair value of Available-for-sale securities and Held-to-maturity securities at March 31, 2015 and September 30, 2015 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2015:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,858,282	¥1,284	¥—	¥—	¥6,858,282	¥1,284	35
Japanese prefectural and municipal bonds	12,943	67	—	—	12,943	67	8
Foreign governments and official institutions bonds	308,929	1,161	139,795	1,211	448,724	2,372	74
Corporate bonds	181,030	882	65,506	246	246,536	1,128	490
Residential mortgage-backed securities	74,782	213	760,354	10,955	835,136	11,168	329
Commercial mortgage-backed securities	17,290	50	104,223	1,750	121,513	1,800	128
Asset-backed securities	109,186	873	184,172	9,566	293,358	10,439	125
Other debt securities	9,086	318	112,972	2,831	122,058	3,149	50
Marketable equity securities	104,102	6,714	616	21	104,718	6,735	65

Total	¥7,675,630	¥11,562	¥1,367,638	¥26,580	¥9,043,268	¥38,142	1,304

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥198,580	¥1,535	¥—	¥—	¥198,580	¥1,535	1
Residential mortgage-backed securities	48,068	189	282,193	460	330,261	649	151
Commercial mortgage-backed securities	16,155	35	187,059	743	203,214	778	31
Asset-backed securities	141,347	598	439,391	1,789	580,738	2,387	22

Total	¥404,150	¥2,357	¥908,643	¥2,992	¥1,312,793	¥5,349	205

	Less than 12 months		12 months or more		Total
At September 30, 2015:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥467,294	¥690	¥—	¥—	¥467,294	¥690	24
Japanese prefectural and municipal bonds	8,560	50	—	—	8,560	50	6
Foreign governments and official institutions bonds	187,061	997	96,872	484	283,933	1,481	64
Corporate bonds	105,337	272	31,181	299	136,518	571	265
Residential mortgage-backed securities	570,862	5,213	311,687	4,841	882,549	10,054	370
Commercial mortgage-backed securities	131,306	1,873	10,891	143	142,197	2,016	129
Asset-backed securities	66,066	219	144,380	10,866	210,446	11,085	91
Other debt securities	2,389	66	100,443	2,348	102,832	2,414	40
Marketable equity securities	352,091	47,643	1,020	109	353,111	47,752	174

Total	¥1,890,966	¥57,023	¥696,474	¥19,090	¥2,587,440	¥76,113	1,163

Held-to-maturity securities:
Debt securities:
Foreign governments and official institutions bonds	¥75,604	¥616	¥—	¥—	¥75,604	¥616	13
Residential mortgage-backed securities	232,750	2,545	228,547	119	461,297	2,664	184
Commercial mortgage-backed securities	26,074	40	177,419	395	203,493	435	31
Asset-backed securities	375,612	1,619	367,871	2,251	743,483	3,870	31

Total	¥710,040	¥4,820	¥773,837	¥2,765	¥1,483,877	¥7,585	259

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.

Japanese national government and Japanese government agency bonds, and Foreign governments and official institutions bonds

As of September 30, 2015, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Residential and commercial mortgage-backed securities

As of September 30, 2015, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Asset-backed securities

As of September 30, 2015, unrealized losses on these securities were primarily driven by certain collateralized loan obligations (“CLOs”), highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the other-than-temporary impairment. Based on the analysis performed, no other-than-temporary impairment was identified as of September 30, 2015 and no impairment loss has been recorded.

Corporate bonds

As of September 30, 2015, unrealized losses associated with corporate bonds were primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold.

	Six months ended September 30,
	2014	2015
	(in millions)
Balance at beginning of period	¥12,556	¥8,814

Additions:
Initial credit impairments	713	1,183
Subsequent credit impairments	310	40

Reductions:
Securities sold or matured	(4,538)	(1,894)

Balance at end of period	¥9,041	¥8,143

The cumulative declines in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2014 and 2015 were ¥3,156 million and ¥4,788 million, respectively. Of which, the credit loss components recognized in earnings were ¥9,041 million and ¥8,143 million, and the remaining amounts related to all other factors recognized in Accumulated OCI before taxes were ¥5,885 million and ¥3,355 million at September 30, 2014 and 2015, respectively.

Other debt securities

As of September 30, 2015, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds result from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimates loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions, such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no other-than-temporary impairment losses were recorded in the accompanying condensed consolidated statements of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that the fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2015, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above.